Unvested Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Number of Shares
Beginning balance	1,350,522
Vested	(1,033,470)
Forfeited	(23,459)
Ending balance	293,593
Weighted average Grant-date Fair Value
Beginning balance	$ 2.09
Vested	$ 2.37
Forfeited	$ 1.23
Ending balance	$ 1.15